Intangible assets, net	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets, net

15.   Intangible assets, net

The following table summarizes the Group’s intangible assets:

	December 31,
	2022	2023
	US$	US$

Gross carrying amount
Trademark	515,704	515,671
Customer relationships	154,830	154,819
Non-compete agreement	12,100	12,100
Software	9,071	9,431
Operating rights	6,641	6,530
License	9,108	8,956
Technology	14,513	14,491
Domain names	1,782	1,778
Others	1,405	1,404

Total of gross carrying amount	725,154	725,180

Less: accumulated amortization

Trademark	(145,554)	(197,722)
Customer relationships	(143,500)	(152,894)
Non-compete agreement	(12,100)	(12,100)
Software	(8,426)	(8,824)
Operating rights	(6,539)	(6,430)
License	(1,872)	(2,438)
Technology	(4,834)	(6,801)
Domain names	(791)	(914)
Others	(397)	(537)

Total accumulated amortization	(324,013)	(388,660)

Less: accumulated impairment	(2,841)	(2,805)

Intangible assets, net	398,300	333,715

Amortization expense for the years ended December 31, 2021, 2022 and 2023 were US$58,626, US$56,151 and US$64,910 respectively.

15.  Intangible assets, net (continued)

The estimated amortization expenses for each of the following five years are as follows:

Amortization expense
of intangible assets
US$

2024	56,898
2025	55,136
2026	55,091
2027	52,757
2028	51,085

The weighted average amortization periods of intangible assets as of December 31, 2022 and 2023 are as below:

December 31,
	2022	2023

Trademark	10 years	10 years
Customer relationships	3 years	5 years
License	15 years	15 years
Operating rights	2 years	2 years
Software	3 years	4 years
Domain names	15 years	15 years
Technology	6 years	6 years
Others	10 years	10 years